Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Policyholders Account In Life Insurance Business [Abstract]
Amortization of policy acquisition costs charged to income	¥ 16,465	¥ 14,346	¥ 12,585